LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2022
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 10 – LONG-TERM INVESTMENT

The Company made an investment in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a private company incorporated in PRC, in 2011 by RMB 2,083,300 with equity percentage of 2.0833%. The principal activities of Longlian are property and infrastructure construction. As of September 30, 2022 and 2021, the Company carried this investment at its cost in the amount of $292,866 and $323,323, respectively. During 2022 and 2021 fiscal years, the Company received $nil and $50,713 dividend income from Longlian, respectively.

On April 8, 2021, ZK International Group Co., Ltd., a British Virgin Islands company (the “Company”), through its wholly-owned subsidiary xSigma Entertainment Limited (“xSigma Entertainment”) entered into a Subscription of Shares Agreement (the “Subscription Agreement”) with CG Malta Holding Limited (“CG Malta”) on April 4, 2021, pursuant to which xSigma Entertainment acquired 12% interest in CG Malta through xSigma Entertainment for US$15 million and agreed to subscribe to an additional number of ordinary shares in CG Malta for a total purchase price of US$35 million, which will guarantee to xSigma Entertainment an additional 13% interest in CG Malta, subject to the signing of a separate subscription agreement not later than four months from April 4, 2021. On August 4, 2021, xSigma Entertainment entered into an amendment to the Subscription Agreement, pursuant to which the subscription to the ordinary shares in CG Malta for a total purchase price of US$35 million will be subject to signing of a separate subscription agreement no later than January 1, 2022. The Company completed an investment of US$10 million in CG Malta in September 2021, and as a result of the investment the Company has an ownership of 15.73% on CG Malta. On December 27, 2021, xSigma Entertainment entered into a second amendment to the Subscription Agreement (the “Second Amendment”). Pursuant to the Second Amendment, the subscription to the ordinary shares in CG Malta for a total purchase price of US$25 million will be subject to signing of a separate subscription agreement no later than April 30, 2022, of which US$5 million shall be completed no later than February 15, 2022 and another US$5 million shall be completed no later than March 15, 2022. Pursuant to the subsequent negotiation with CG Malta, the subscription obligation under Second Amendment was waived, however as of the date of this report, the agreement was not signed yet. The Company is expected to sign the agreement on or before Februrary 28, 2023.

The Company’s equity investment in CG Malta is accounted for under ASC 321 Investment: Equity Securities. The Company has elected the measurement alternative under ASC 321 to use cost minus impairment method for the subsequent measurement of its equity investment. As of September 30, 2022, the Company carried this investment at its cost in the amount of $25,000,000. For the year ended September 30, 2022, no impairment was recognized for the investment in CG Malta.